Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

19. Provisions

	At December 31,
	2017	2016
	$m	$m
Current	70	73
Non-current	44	60
	114	133

		Other	Total
	Restructuring	provisions	provisions
	$m	$m	$m
At January 1, 2016	20	85	105
Acquisitions (Note 22)	—	42	42
Provided	28	32	60
Released	(12)	(17)	(29)
Paid	(11)	(31)	(42)
Exchange	(2)	(1)	(3)
At December 31, 2016	23	110	133
Provided	12	26	38
Released	(2)	(31)	(33)
Paid	(10)	(21)	(31)
Exchange	2	5	7
At December 31, 2017	25	89	114

The restructuring provision relates to redundancy and other restructuring costs. Other provisions relate to probable environmental claims, customer quality claims, workers’ compensation provisions in Glass Packaging North America, and onerous leases.

The provisions classified as current are expected to be paid in the next twelve months. The majority of the restructuring provision is expected to be paid in 2018. The remaining balance contains longer term provisions for which the timing of the related payments is subject to uncertainty.